Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

Note 10. Commitment and Contingencies

Office lease

On January 1, 2022, the Company entered into a verbal month-to-month lease agreement for its executive offices with an unrelated third party and paid $23,200 on the lease for the three months ended March 31, 2022. For the nine months ended September 30, 2023, the Company has paid $52,200 on this lease.

Coastal Pride leases approximately 1,100 square feet of office space in Beaufort, South Carolina. This office space consists of two leases with related parties for $1,255 and $750 per month that expire in 2024. For the nine months ended September 30, 2023, Coastal Pride has paid $12,045 on the leases.

On February 3, 2022, in connection with the acquisition of certain assets of Gault, Coastal Pride entered into a one-year lease agreement for 9,050 square feet from Gault in Beaufort, South Carolina for $1,000 per month until a new facility is completed. On February 3, 2023, the lease with Gault was renewed for $1,500 per month until February 2024. For the nine months ended September 30, 2023, Coastal Pride has paid $15,000 on the lease.

The offices and facility of TOBC are located in Nanaimo, British Columbia, Canada and are on land which was leased to TOBC for approximately $2,500 per month plus taxes, from Steve and Janet Atkinson, the former TOBC owners, under a lease that expired December 1, 2021. On April 1, 2022, TOBC entered into a new five-year lease with Steve and Janet Atkinson for CAD$2,590 per month plus taxes and paid CAD$23,310 for rent for the year ended December 31, 2022 and an additional five-year lease with Kathryn Atkinson, spouse of TOBC’s President, for CAD$2,370 per month plus taxes and paid CAD$21,330 for rent for the year ended December 31, 2022. For the nine months ended September 30, 2023, TOBC paid CAD$23,310 for rent under the Steve Atkinson and Janet Atkinson lease and CAD$21,330 for rent under the Kathryn Atkinson lease. Both leases are renewable for two additional five-year terms.

Rental and equipment lease expenses amounted to approximately $130,910 and $122,100 for the nine months ended September 30, 2023 and 2022, respectively.

Note 13. Commitment and Contingencies

Office lease

The Company leased its Miami office and warehouse facility from JK Real Estate, a related party through common family beneficial ownership. The lease which had a 20-year term, expiring in July 2021 was terminated on December 31, 2020, upon the sale of the facility to an unrelated third-party. In connection with the sale, the Company retained approximately 4,756 square feet of such space, rent-free for 12 months. On January 1, 2022, the Company entered into a verbal month-to-month lease agreement for its executive offices with an unrelated third party. The Company has paid $63,800 to date under this lease.

Coastal Pride leases approximately 1,100 square feet of office space in Beaufort, South Carolina. This office space consists of two leases with related parties that expire 2024.

On February 3, 2022, in connection with the acquisition of certain assets of Gault, the Company entered into a one-year lease agreement for 9,050 square feet from Gault in Beaufort, South Carolina for $1,000 per month until a new facility is completed. On February 3, 2023, the lease with Gault was renewed for $1,500 per month until February 2024.

The offices and facility of TOBC are located in Nanaimo, British Columbia, Canada and are on land which was leased to TOBC for approximately $2,500 per month plus taxes, from Steve and Janet Atkinson, the former TOBC owners, under a lease that expired December 1, 2021. On April 1, 2022, TOBC entered into a new five-year lease with Steve and Janet Atkinson for CAD$2,590 per month plus taxes and paid CAD$23,310 for rent for the year ended December 31, 2022 and an additional five-year lease with Kathryn Atkinson, spouse of TOBC’s President, for CAD$2,370 per month plus taxes and paid CAD$21,330 for rent for the year ended December 31, 2022. Both leases are renewable for two additional five-year terms.

Rental and equipment lease expenses were approximately $168,000 and $63,500 for the years ended December 31, 2022 and 2021, respectively.

Legal

The Company has reached a settlement agreement with a former employee. Although the agreement is not finalized the Company has reserved $70,000, representing the entire amount of the settlement.